Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2019	2018
Receivables from franchisees	$63,618	$55,672
Debit and credit card receivables	43,741	40,474
Meal voucher receivables	13,017	10,565
Notes receivable	1,928	2,575
Allowance for doubtful accounts	(22,442)	(24,999)
	$99,862	$84,287